Consolidated Statements of Changes in Shareholders' Deficit (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Benefit plan amendment, tax	$ 0.7
Intelsat S.A. Shareholders' Deficit [Member]
Postretirement/pension liability adjustment, tax	0.6	$ (3.1)	$ 1.0
Other comprehensive income (loss), tax	$ (0.2)	$ 0.2	$ 0.2